Revenues - Recognised Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue
Revenues	€ 618,034	€ 500,924	[1]	€ 446,437	[1]
USA
Revenue
Revenues	337,602	247,848		195,042
Germany
Revenue
Revenues	46,852	44,321		27,984
France
Revenue
Revenues	30,591	37,060		62,834
United Kingdom
Revenue
Revenues	104,640	93,987		77,902
Rest of the world
Revenue
Revenues	98,349	77,708		82,675
At a certain time
Revenue
Revenues	85,460	38,927		32,288
Over a period of time
Revenue
Revenues	532,574	461,997		414,149
Service fees and FTE-based research payments
Revenue
Revenues	530,754	460,594		398,581
Recharges
Revenue
Revenues	35,991	21,835		14,503
Compound access fees
Revenue
Revenues	1,575	1,361		1,019
Milestone fees
Revenue
Revenues	49,469	17,092		30,436
Licences
Revenue
Revenues	245	42		1,898
EVT Execute
Revenue
Revenues	471,052	394,094		351,366
EVT Execute | USA
Revenue
Revenues	236,009	189,488		156,768
EVT Execute | Germany
Revenue
Revenues	24,279	19,529		18,312
EVT Execute | France
Revenue
Revenues	16,876	21,499		45,439
EVT Execute | United Kingdom
Revenue
Revenues	98,735	89,258		68,703
EVT Execute | Rest of the world
Revenue
Revenues	95,153	74,320		62,144
EVT Execute | At a certain time
Revenue
Revenues	38,336	25,787		7,086
EVT Execute | Over a period of time
Revenue
Revenues	432,716	368,307		344,280
EVT Execute | Service fees and FTE-based research payments
Revenue
Revenues	431,184	366,946		329,500
EVT Execute | Recharges
Revenue
Revenues	34,104	20,728		13,761
EVT Execute | Compound access fees
Revenue
Revenues	1,532	1,361		1,019
EVT Execute | Milestone fees
Revenue
Revenues	4,232	5,059		5,234
EVT Execute | Licences
Revenue
Revenues				1,852
EVT Innovate
Revenue
Revenues	146,982	106,830		95,071
EVT Innovate | USA
Revenue
Revenues	101,593	58,360		38,274
EVT Innovate | Germany
Revenue
Revenues	22,573	24,792		9,672
EVT Innovate | France
Revenue
Revenues	13,715	15,561		17,395
EVT Innovate | United Kingdom
Revenue
Revenues	5,905	4,729		9,199
EVT Innovate | Rest of the world
Revenue
Revenues	3,196	3,388		20,531
EVT Innovate | At a certain time
Revenue
Revenues	47,124	13,140		25,202
EVT Innovate | Over a period of time
Revenue
Revenues	99,858	93,690		69,869
EVT Innovate | Service fees and FTE-based research payments
Revenue
Revenues	99,570	93,648		69,081
EVT Innovate | Recharges
Revenue
Revenues	1,887	1,107		742
EVT Innovate | Compound access fees
Revenue
Revenues	43
EVT Innovate | Milestone fees
Revenue
Revenues	45,237	12,033		25,202
EVT Innovate | Licences
Revenue
Revenues	€ 245	€ 42		€ 46

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”